EQUITY AWARDS (Tables)	12 Months Ended
Dec. 31, 2011
Stock Option Plan Activity

A summary of stock option plan activity (including the performance-based options) for the years ended December 31, 2011, 2010, and 2009 is provided below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
December 31, 2008	15,200	1.43	0.46

Options granted	1,083,202	3.55	2.07

Performance options granted	42,000	1.13	0.35
December 31, 2009(1)	1,140,402	3.43	1.99

Options granted	287,003	2.87	2.16
Forfeited	(36,650)	1.73	0.91
Exercised	(2,009)	1.09	0.34

December 31, 2010(1)	1,388,746	3.36	2.05

Options granted	430,855	5.63	4.13
Forfeited	(32,295)	3.97	2.68
Exercised	(5,807)	2.88	2.00

December 31, 2011(2)	1,781,499	3.90	2.59	5.1

Options exercisable on December 31, 2011(2)	823,068	3.40		4.8	$4
Options expected to vest as of December 31, 2011	1,035,192	4.02			—

(1)	On December 31, 2010 and 2009, there were an additional 19,094 and 41,998, respectively, of performance-based options for which the performance period had not begun. These options were treated as variable awards and had weighted average fair values of $2.40 and $2.09 at December 31, 2010 and 2009, respectively.
(2)	On December 31, 2011, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $3.69.

Assumptions Used to Estimate Fair Value of Stock Options Granted

We used the Black-Scholes option pricing model to estimate the fair value of stock options granted in 2011, 2010, and 2009 with the following assumptions:

	2011	2010	2009
Expected weighted-average life of options granted	3.0 -5.0 years	4.5 -5.0 years	5.0 years
Range of volatility rates based on historical industry volatility	90.65%	90.22%	31.82% -87.28%
Range of risk-free interest rates	1.18% - 2.16%	2.19% - 2.59%	1.49% - 2.73%
Expected dividend yield	—	—	—

Summary of Legacy Class B Units Activity

A summary of Legacy Class B Units activity for the years ended December 31, 2011, 2010, and 2009, is presented below:

	Units	Weighted Average Fair Value at Grant Date
Nonvested at December 31, 2008	255,612	3.40
Vested	(92,443)	3.40

Nonvested at December 31, 2009	163,169	3.40
Vested	(81,092)	3.40

Nonvested at December 31, 2010	82,077	3.40
Vested	(81,110)	3.40

Nonvested at December 31, 2011	967	3.38